Statement of Stockholders Equity (USD $)	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-In Capital [Member]	AOCI [Member]	Accum. Deficit [Member]	Total
Beginning Balance at Feb. 28, 2009	$ 45,283,762		$ 7,420,785	$ 577,916	$ (43,267,543)	$ 10,014,920
Beginning Balance (Shares) at Feb. 28, 2009	3,991,625
Net income/loss					1,211,271	1,211,271
Shares repurchased under provisions of the share repurchase plan		(775,089)	587,672			(187,417)
Shares cancelled	(775,089)	775,089
Shares cancelled (Shares)	(68,350)
Stock based compensation expense			249,442			249,442
Ending Balance at Feb. 28, 2010	44,508,673		8,257,899	577,916	(42,056,272)	11,288,216
Ending Balance (Shares) at Feb. 28, 2010	3,923,275
Net income/loss					(82,028)	(82,028)
Shares repurchased under provisions of the share repurchase plan		(3,920,859)	2,888,335			(1,032,524)
Shares cancelled	(3,901,323)	3,901,323
Shares cancelled (Shares)	(344,026)
Stock based compensation expense			1,494,569			1,494,569
Ending Balance at Feb. 28, 2011	40,607,350	(19,536)	12,640,803	577,916	(42,138,300)	11,668,233
Ending Balance (Shares) at Feb. 28, 2011	3,579,249
Net income/loss					1,550,858	1,550,858
Exercise of stock options	39,192		(19,941)			19,251
Exercise of stock options (Shares)	7,400
Shares repurchased under provisions of the share repurchase plan		(3,948,956)	2,780,192			(1,168,764)
Shares cancelled	(3,968,492)	3,968,492
Shares cancelled (Shares)	(349,981)
Stock based compensation expense			414,822			414,822
Ending Balance at Feb. 29, 2012	$ 36,678,050		$ 15,815,876	$ 577,916	$ (40,587,442)	$ 12,484,400
Ending Balance (Shares) at Feb. 29, 2012	3,236,668